Legal proceedings (Details Textual) - INR (₨) ₨ in Thousands	Mar. 31, 2018	Mar. 31, 2017	Feb. 26, 2010	Oct. 12, 2009
Top of range [member]
Disclosure of legal proceedings [Line Items]
Estimated financial effect of contingent liabilities	₨ 91,128	₨ 37,429
Legal proceedings contingent liability [member]
Disclosure of legal proceedings [Line Items]
Estimated financial effect of contingent liabilities			₨ 26,000	₨ 14,000